Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 PAY VERSUS PERFORMANCE
Fiscal Year	(a)	(b)	(c)	(d)	(e)		(f)	(g)	(h)
	Summary Compensation Table Total – CEO(1) ($)	Compensation Actually Paid Total – CEO(2) ($)	Summary Compensation Table Total – Non-CEO NEO Average(3) ($)	Compensation Actually Paid Total – Non-CEO NEO Average(4) ($)	Value of Fixed $100 Investment Based on:		Net Income(7) ($M)	Adjusted Net Income(8) ($M)	Adjusted Operating Income(9) ($M)
					MTI TSR(5) ($)	Peer Company Index TSR(6) ($)
2025	7,405,693	5,800,409	2,589,098	2,067,409	100.40	103.16	(14.0)	177.8	287.1
2024	7,907,030	8,360,947	2,665,258	2,700,178	124.61	98.73	170.9	202.6	315.5
2023	8,355,252	8,952,346	2,515,894	2,592,052	115.97	113.50	88.3	174.1	279.9
2022	7,439,476	6,245,290	1,926,529	1,351,820	98.31	119.12	126.3	164.2	252.5
2021	7,085,896	8,148,175	2,513,207	2,850,830	118.07	135.44	168.5	173.8	240.7

(1)
Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO (our principal executive officer), Douglas T. Dietrich, for the respective years shown.

(2)
“Compensation Actually Paid” to our CEO in each of for the respective years shown reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth below in Reconciliation of Summary Compensation Table to Compensation Actually Paid, in accordance with SEC rules.

(3)
Reflects average compensation amounts reported in the “Summary Compensation Table” for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:

2025: Erik C. Aldag, D.J. Monagle, III, Brett Argirakis, Jonathan J. Hastings
2024: Erik C. Aldag, D.J. Monagle, III, Brett Argirakis, Jonathan J. Hastings
2023: Erik C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Brett Argirakis
2022: Eric C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek, Matthew E. Garth
2021: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek
(4)
“Compensation Actually Paid” to our non-CEO NEOs (the persons set forth in note (3) above) in each of the respective years shown reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth below in Reconciliation of Summary Compensation Table to Compensation Actually Paid, in accordance with SEC rules.

(5)
Represents the cumulative total shareholder return (TSR) of a $100 investment in the Company from the beginning of fiscal year 2021 through December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively. TSR includes share price appreciation and assumes dividend reinvestment.

(6)
Represents the cumulative TSR of a $100 investment in the group of companies used by the Company for reference in setting overall compensation for our executives (“Peer Group TSR”) from the beginning of fiscal year 2021 through December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively. The specific companies constituting such peer group in each year is set forth in the Compensation Discussion & Analysis section of the proxy statement reporting pay for such fiscal year. TSR includes share price appreciation and assumes dividend reinvestment and is weighted accordingly to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(7)
Reflects “Consolidated Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

(8)
Reflects “Adjusted Net Income” for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021 which is Net Income, excluding special items, which is a non-GAAP measure. Adjusted Net Income is a supplemental non-GAAP measure that we believe provides meaningful supplemental information regarding our performance, as Consolidated Net Income includes special items that are not indicative of the ongoing operating results and thereby affect the comparability of results between periods. See Appendix A for a reconciliation to GAAP Consolidated Net Income.

(9)
Company-selected measure is Adjusted Operating Income, excluding special items, which is a non-GAAP financial measure. See Appendix A for a reconciliation to GAAP Operating Income.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TO COMPENSATION ACTUALLY PAID
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the “Pay Versus Performance Table” above. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Executive	Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported Value of Equity Awards(1) ($)	Add: Equity Award Adjustments(2) ($)	Deduct: Reported Change in the Actuarial Present Value of Pension Benefits(3) ($)	Add: Pension Benefit Adjustments(4) ($)	Compensation Actually Paid ($)
CEO	2025	7,405,693	3,078,825	1,709,922	319,549	83,168	5,800,409
	2024	7,907,030	2,923,868	3,123,471	(180,815)	73,499	8,360,947
	2023	8,355,252	3,644,434	4,578,216	413,206	76,518	8,952,346
	2022	7,439,476	3,193,769	2,289,319	366,896	77,160	6,245,290
	2021	7,085,896	2,880,003	3,906,225	47,892	83,949	8,148,175
Non-CEO Named Executive Officers	2025	2,589,098	892,696	511,170	149,840	9,677	2,067,409
	2024	2,665,258	822,630	884,301	36,545	9,794	2,700,178
	2023	2,515,894	907,850	1,115,584	140,946	9,370	2,592,052
	2022	1,926,529	784,613	232,604	37,104	14,404	1,351,820
	2021	2,513,207	839,071	1,169,933	13,690	20,451	2,850,830

(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Executive	Fiscal Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
CEO	2025	2,396,848	(718,516)	—	31,590	—	—	1,709,922
	2024	3,231,960	150,683	—	(259,172)	—	—	3,123,471
	2023	3,882,533	411,274	—	284,409	—	—	4,578,216
	2022	2,876,810	(481,710)	—	(105,781)	—	—	2,289,319
	2021	3,318,797	465,055	—	122,373	—	—	3,906,225
Non-CEO Named Executive Officers	2025	694,959	(192,460)	—	8,671	—	—	511,170
	2024	909,311	35,872	—	(60,882)	—	—	884,301
	2023	967,482	89,057	—	59,045	—	—	1,115,584
	2022	543,381	(85,220)	—	(26,604)	(198,953)	—	232,604
	2021	967,065	139,116	—	63,752	—	—	1,169,933

(3)
The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Executive	Fiscal Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
CEO	2025	83,168	—	83,168
	2024	73,499	—	73,499
	2023	76,518	—	76,518
	2022	77,160	—	77,160
	2021	83,949	—	83,949
Non-CEO Named Executive Officers	2025	9,677	—	9,677
	2024	9,794	—	9,794
	2023	9,370	—	9,370
	2022	14,404	—	14,404
	2021	20,451	—	20,451

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO (our principal executive officer), Douglas T. Dietrich, for the respective years shown.
Reflects average compensation amounts reported in the “Summary Compensation Table” for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:

2025: Erik C. Aldag, D.J. Monagle, III, Brett Argirakis, Jonathan J. Hastings
2024: Erik C. Aldag, D.J. Monagle, III, Brett Argirakis, Jonathan J. Hastings
2023: Erik C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Brett Argirakis
2022: Eric C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek, Matthew E. Garth
2021: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek

Peer Group Issuers, Footnote
Represents the cumulative TSR of a $100 investment in the group of companies used by the Company for reference in setting overall compensation for our executives (“Peer Group TSR”) from the beginning of fiscal year 2021 through December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively. The specific companies constituting such peer group in each year is set forth in the Compensation Discussion & Analysis section of the proxy statement reporting pay for such fiscal year. TSR includes share price appreciation and assumes dividend reinvestment and is weighted accordingly to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 7,405,693	$ 7,907,030	$ 8,355,252	$ 7,439,476	$ 7,085,896
PEO Actually Paid Compensation Amount	$ 5,800,409	8,360,947	8,952,346	6,245,290	8,148,175
Adjustment To PEO Compensation, Footnote
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Executive	Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported Value of Equity Awards(1) ($)	Add: Equity Award Adjustments(2) ($)	Deduct: Reported Change in the Actuarial Present Value of Pension Benefits(3) ($)	Add: Pension Benefit Adjustments(4) ($)	Compensation Actually Paid ($)
CEO	2025	7,405,693	3,078,825	1,709,922	319,549	83,168	5,800,409
	2024	7,907,030	2,923,868	3,123,471	(180,815)	73,499	8,360,947
	2023	8,355,252	3,644,434	4,578,216	413,206	76,518	8,952,346
	2022	7,439,476	3,193,769	2,289,319	366,896	77,160	6,245,290
	2021	7,085,896	2,880,003	3,906,225	47,892	83,949	8,148,175
Non-CEO Named Executive Officers	2025	2,589,098	892,696	511,170	149,840	9,677	2,067,409
	2024	2,665,258	822,630	884,301	36,545	9,794	2,700,178
	2023	2,515,894	907,850	1,115,584	140,946	9,370	2,592,052
	2022	1,926,529	784,613	232,604	37,104	14,404	1,351,820
	2021	2,513,207	839,071	1,169,933	13,690	20,451	2,850,830

(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Executive	Fiscal Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
CEO	2025	2,396,848	(718,516)	—	31,590	—	—	1,709,922
	2024	3,231,960	150,683	—	(259,172)	—	—	3,123,471
	2023	3,882,533	411,274	—	284,409	—	—	4,578,216
	2022	2,876,810	(481,710)	—	(105,781)	—	—	2,289,319
	2021	3,318,797	465,055	—	122,373	—	—	3,906,225
Non-CEO Named Executive Officers	2025	694,959	(192,460)	—	8,671	—	—	511,170
	2024	909,311	35,872	—	(60,882)	—	—	884,301
	2023	967,482	89,057	—	59,045	—	—	1,115,584
	2022	543,381	(85,220)	—	(26,604)	(198,953)	—	232,604
	2021	967,065	139,116	—	63,752	—	—	1,169,933

(3)
The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Executive	Fiscal Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
CEO	2025	83,168	—	83,168
	2024	73,499	—	73,499
	2023	76,518	—	76,518
	2022	77,160	—	77,160
	2021	83,949	—	83,949
Non-CEO Named Executive Officers	2025	9,677	—	9,677
	2024	9,794	—	9,794
	2023	9,370	—	9,370
	2022	14,404	—	14,404
	2021	20,451	—	20,451

Non-PEO NEO Average Total Compensation Amount	$ 2,589,098	2,665,258	2,515,894	1,926,529	2,513,207
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,067,409	2,700,178	2,592,052	1,351,820	2,850,830
Adjustment to Non-PEO NEO Compensation Footnote
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Executive	Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported Value of Equity Awards(1) ($)	Add: Equity Award Adjustments(2) ($)	Deduct: Reported Change in the Actuarial Present Value of Pension Benefits(3) ($)	Add: Pension Benefit Adjustments(4) ($)	Compensation Actually Paid ($)
CEO	2025	7,405,693	3,078,825	1,709,922	319,549	83,168	5,800,409
	2024	7,907,030	2,923,868	3,123,471	(180,815)	73,499	8,360,947
	2023	8,355,252	3,644,434	4,578,216	413,206	76,518	8,952,346
	2022	7,439,476	3,193,769	2,289,319	366,896	77,160	6,245,290
	2021	7,085,896	2,880,003	3,906,225	47,892	83,949	8,148,175
Non-CEO Named Executive Officers	2025	2,589,098	892,696	511,170	149,840	9,677	2,067,409
	2024	2,665,258	822,630	884,301	36,545	9,794	2,700,178
	2023	2,515,894	907,850	1,115,584	140,946	9,370	2,592,052
	2022	1,926,529	784,613	232,604	37,104	14,404	1,351,820
	2021	2,513,207	839,071	1,169,933	13,690	20,451	2,850,830

(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Executive	Fiscal Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
CEO	2025	2,396,848	(718,516)	—	31,590	—	—	1,709,922
	2024	3,231,960	150,683	—	(259,172)	—	—	3,123,471
	2023	3,882,533	411,274	—	284,409	—	—	4,578,216
	2022	2,876,810	(481,710)	—	(105,781)	—	—	2,289,319
	2021	3,318,797	465,055	—	122,373	—	—	3,906,225
Non-CEO Named Executive Officers	2025	694,959	(192,460)	—	8,671	—	—	511,170
	2024	909,311	35,872	—	(60,882)	—	—	884,301
	2023	967,482	89,057	—	59,045	—	—	1,115,584
	2022	543,381	(85,220)	—	(26,604)	(198,953)	—	232,604
	2021	967,065	139,116	—	63,752	—	—	1,169,933

(3)
The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Executive	Fiscal Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
CEO	2025	83,168	—	83,168
	2024	73,499	—	73,499
	2023	76,518	—	76,518
	2022	77,160	—	77,160
	2021	83,949	—	83,949
Non-CEO Named Executive Officers	2025	9,677	—	9,677
	2024	9,794	—	9,794
	2023	9,370	—	9,370
	2022	14,404	—	14,404
	2021	20,451	—	20,451

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
OUR MOST IMPORTANT METRICS USED FOR LINKING PAY AND PERFORMANCE
Measure	Explanation
ADJUSTED OPERATING INCOME (OI)
Operating Income, excluding special items (a non-GAAP financial measure), is a component of our Annual Incentive Plan. It measures the immediate impact of operating decisions on the Company’s annual performance.

RETURN ON NET ASSETS (RONA)
Return on Net Assets is a component of our Annual Incentive Plan. RONA is a financial measure that measures the efficiency with which we allocate capital resources and profitability, with our business leadership having direct influence on the outcome of this metric.

RETURN ON CAPITAL (ROC)
Return on Capital is a component of our Performance Units. ROC is a financial measure that measures the efficiency with which we allocate capital resources, considering not just the quantity of earnings, but also the quality of earnings and investments that drive sustainable growth.

TOTAL SHAREHOLDER RETURN (TSR) VS. OUR PEERS AND THE COMPANIES IN THE RUSSELL 2000 AND S&P SMALLCAP 600 INDICES
TSR vs. Our Peers and the Companies in the Russell 2000 and S&P SmallCap 600 Indices is a component of our Performance Units. TSR measures our ability to return value to our shareholders compared to our peers and to broader indices reflecting comparable investment opportunities.

SALES GROWTH	Sales Growth is a significant portion of the Personal Performance component of our Annual Incentive Plan.
OVERALL LEADERSHIP, INCLUDING DEPLOYMENT OF LEAN OPERATING PRINCIPLES AND ACHIEVEMENT OF HOSHIN PLANS
Overall Leadership (a non-financial performance measure) encompasses contributions to safety and sustainability, diversity and inclusion, and other areas of importance to the Company.
Deployment of Lean Operating Principles (a non-financial performance measure) measures adherence to a key cultural element of the Company.
Hoshin is a structured methodology for executing and achieving strategic goals and objectives. Together, this is a significant portion of the Personal Performance component of our Annual Incentive Plan.

Total Shareholder Return Amount	$ 100.4	124.61	115.97	98.31	118.07
Peer Group Total Shareholder Return Amount	103.16	98.73	113.5	119.12	135.44
Net Income (Loss)	$ (14)	$ 170.9	$ 88.3	$ 126.3	$ 168.5
Company Selected Measure Amount	287.1	315.5	279.9	252.5	240.7
PEO Name	Douglas T. Dietrich
Pension Benefits Adjustments, Footnote
(3)
The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Executive	Fiscal Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
CEO	2025	83,168	—	83,168
	2024	73,499	—	73,499
	2023	76,518	—	76,518
	2022	77,160	—	77,160
	2021	83,949	—	83,949
Non-CEO Named Executive Officers	2025	9,677	—	9,677
	2024	9,794	—	9,794
	2023	9,370	—	9,370
	2022	14,404	—	14,404
	2021	20,451	—	20,451

Equity Awards Adjustments, Footnote
(2)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Executive	Fiscal Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
CEO	2025	2,396,848	(718,516)	—	31,590	—	—	1,709,922
	2024	3,231,960	150,683	—	(259,172)	—	—	3,123,471
	2023	3,882,533	411,274	—	284,409	—	—	4,578,216
	2022	2,876,810	(481,710)	—	(105,781)	—	—	2,289,319
	2021	3,318,797	465,055	—	122,373	—	—	3,906,225
Non-CEO Named Executive Officers	2025	694,959	(192,460)	—	8,671	—	—	511,170
	2024	909,311	35,872	—	(60,882)	—	—	884,301
	2023	967,482	89,057	—	59,045	—	—	1,115,584
	2022	543,381	(85,220)	—	(26,604)	(198,953)	—	232,604
	2021	967,065	139,116	—	63,752	—	—	1,169,933

Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	177.8	202.6	174.1	164.2	173.8
Name	Adjusted Net Income
Non-GAAP Measure Description
Reflects “Adjusted Net Income” for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021 which is Net Income, excluding special items, which is a non-GAAP measure. Adjusted Net Income is a supplemental non-GAAP measure that we believe provides meaningful supplemental information regarding our performance, as Consolidated Net Income includes special items that are not indicative of the ongoing operating results and thereby affect the comparability of results between periods. See Appendix A for a reconciliation to GAAP Consolidated Net Income.

Measure:: 2
Pay vs Performance Disclosure
Name	ADJUSTED OPERATING INCOME (OI)
Non-GAAP Measure Description	Company-selected measure is Adjusted Operating Income, excluding special items, which is a non-GAAP financial measure. See Appendix A for a reconciliation to GAAP Operating Income.
Measure:: 3
Pay vs Performance Disclosure
Name	RETURN ON NET ASSETS (RONA)
Measure:: 4
Pay vs Performance Disclosure
Name	RETURN ON CAPITAL (ROC)
Measure:: 5
Pay vs Performance Disclosure
Name	TOTAL SHAREHOLDER RETURN (TSR) VS. OUR PEERS AND THE COMPANIES IN THE RUSSELL 2000 AND S&P SMALLCAP 600 INDICES
Measure:: 6
Pay vs Performance Disclosure
Name	SALES GROWTH
Measure:: 7
Pay vs Performance Disclosure
Name	OVERALL LEADERSHIP, INCLUDING DEPLOYMENT OF LEAN OPERATING PRINCIPLES AND ACHIEVEMENT OF HOSHIN PLANS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (319,549)	$ 180,815	$ (413,206)	$ (366,896)	$ (47,892)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,168	73,499	76,518	77,160	83,949
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,168	73,499	76,518	77,160	83,949
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,078,825)	(2,923,868)	(3,644,434)	(3,193,769)	(2,880,003)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,709,922	3,123,471	4,578,216	2,289,319	3,906,225
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,396,848	3,231,960	3,882,533	2,876,810	3,318,797
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,516)	150,683	411,274	(481,710)	465,055
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,590	(259,172)	284,409	(105,781)	122,373
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,840)	(36,545)	(140,946)	(37,104)	(13,690)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,677	9,794	9,370	14,404	20,451
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,677	9,794	9,370	14,404	20,451
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(892,696)	(822,630)	(907,850)	(784,613)	(839,071)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,170	884,301	1,115,584	232,604	1,169,933
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,959	909,311	967,482	543,381	967,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,460)	35,872	89,057	(85,220)	139,116
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,671	(60,882)	59,045	(26,604)	63,752
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(198,953)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount